INCOME TAXES (Schedule of corporate income tax rate) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	26.50%	26.50%
Earnings in jurisdictions taxed at different rates	0.50%	0.60%
Impairments	(12.90%)	0.00%
Stock based compensation	(1.70%)	(1.70%)
Loss on investments	0.00%	(3.00%)
Valuation allowance	(12.30%)	(20.70%)
Other	2.70%	0.40%
Legal settlement	0.00%	(1.60%)
Total federal and provincial statutory income tax rate	2.80%	0.50%